CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (134,098)	$ (76,356)	$ (46,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	15,199	2,527	2,531
(Gain) loss on change in fair value of SAFE and warrant liabilities	(14,471)	1,949	563
Loss on change in fair value of the FPA Put Option and the Fixed Maturity Consideration liabilities	44,300	0	0
Provision for losses on trade and other receivables	700	0	(27)
Depreciation of property, plant and equipment	5,452	4,660	3,806
Amortization of discount on debt security investment	(1,301)	0	0
Non-cash lease expense	1,526	1,825	1,679
Non-cash recognition of licensing revenue	(1,805)	(2,160)	(2,022)
Loss (gain) from equity method investees, net	2,902	(1,992)	(1,945)
PPP loan forgiveness	0	0	(3,065)
Gain from disposal of property, plant and equipment	0	(49)	0
Net foreign exchange loss	182	668	55
Changes in operating assets and liabilities:
Accounts receivable, net	104	(8,817)	2,670
Contract assets	(10,049)	(6,246)	(5,514)
Accrued interest on debt investment	(266)	0	0
Other assets	(2,658)	(5,127)	(941)
Accounts payable and accrued salaries and wages	(4,991)	8,243	1,256
Contract liabilities	95	(488)	5,762
Operating lease liabilities	(337)	(2,028)	(1,618)
Other liabilities	2,220	(1,312)	908
Net cash used in operating activities	(97,296)	(84,703)	(42,591)
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(8,553)	(10,735)	(5,752)
Proceeds from disposal of property, plant and equipment	0	49	5
Purchase of debt securities	(93,858)	0	0
Proceeds from maturity of debt securities	50,000	0	0
Purchase of additional interest in equity method investment	(288)	0	0
Origination of related party loan	(5,212)	0	0
Net cash used in investing activities	(57,911)	(10,686)	(5,747)
Cash Flows From Financing Activities:
Proceeds from issue of equity instruments of the Company	0	1,194	83,831
Proceeds from the Business Combination and PIPE, net of transaction expenses (Note 3)	213,381	0	0
Forward Purchase Agreement prepayment	(60,096)	0	0
Proceeds from exercise of options	2,550	0	3,150
Proceeds from issue of SAFE and warrant instruments	0	50,000	30,000
Payments for Repurchase of Equity	(7,650)	(649)	(396)
Repayment of borrowings	0	0	(570)
Net cash provided by financing activities	148,185	50,545	116,015
Net increase (decrease) in cash, cash equivalents and restricted cash	(7,022)	(44,844)	67,677
Cash, cash equivalents and restricted cash at beginning of period	83,710	128,732	60,909
Effects of currency translation on cash, cash equivalents and restricted cash	(404)	(178)	146
Cash, cash equivalents and restricted cash at end of period	76,284	83,710	128,732
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of property, plant and equipment under accounts payable	279	246	708
Receipt of common shares as payment for option exercises	0	1,944	938
Right-of-use asset additions	12,866	4,108	0
PPP loan forgiveness	0	0	3,065
Reclassification of capitalized costs related to the business combination to equity	1,514	0	0
Cashless conversion of warrants on preferred shares	5,890	0	0
Recognition of public and private warrant liabilities in the Business Combination	4,624	0	0
Reclassification of AM SAFE warrant to equity	1,800	0	0
Conversion of AM SAFE liability into common stock	29,730	0	0
Conversion of Legacy LanzaTech NZ, Inc. preferred stock and in-kind dividend into common stock	722,160	0	0
Reclassification of Shortfall warrant to equity	$ 3,063	$ 0	$ 0